Leases - Summary of Maturity of Lease Liabilities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	$ 299,192
Less: imputed interest	(74,892)
Lease Liabilities	224,300	$ 0
Less Than One Year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	76,706
One to Five Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	$ 222,486